Intangible assets - Reconciliation of changes in intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets
Beginning balance	$ 38,089	$ 39,307
Amortisation for year	3,923	3,926	$ 4,156
Impairment reversals		0	(94)
Ending balance	37,177	38,089	39,307
Cost
Disclosure of reconciliation of changes in intangible assets
Beginning balance	73,489	70,622	70,633
Additions through business combinations	2,364	100	46
Additions, separately acquired	2,666	2,900	2,168
Disposals	(579)	(683)	(198)
Exchange and other adjustments	(1,027)	550	(2,027)
Ending balance	76,913	73,489	70,622
Amortisation and impairment losses
Disclosure of reconciliation of changes in intangible assets
Beginning balance	(35,400)	(31,315)	(28,141)
Amortisation for year	3,923	3,926	4,156
Impairment charges	1,582	434	318
Impairment reversals	(8)		(94)
Disposals	569	679	180
Exchange and other adjustments	592	(404)	1,026
Ending balance	(39,736)	(35,400)	(31,315)
Product, marketing and distribution rights
Disclosure of reconciliation of changes in intangible assets
Beginning balance	36,941	38,393
Amortisation for year	3,761	3,771	3,899
Ending balance	35,734	36,941	38,393
Product, marketing and distribution rights | Cost
Disclosure of reconciliation of changes in intangible assets
Beginning balance	69,207	66,785	66,590
Additions through business combinations	2,308	65
Additions, separately acquired	2,226	2,530	2,051
Disposals	(294)	(669)	(57)
Exchange and other adjustments	(964)	496	(1,799)
Ending balance	72,483	69,207	66,785
Product, marketing and distribution rights | Amortisation and impairment losses
Disclosure of reconciliation of changes in intangible assets
Beginning balance	(32,266)	(28,392)	(25,276)
Amortisation for year	3,761	3,771	3,899
Impairment charges	1,577	434	236
Impairment reversals	(8)		(77)
Disposals	286	667	55
Exchange and other adjustments	561	(336)	887
Ending balance	(36,749)	(32,266)	(28,392)
Other intangibles
Disclosure of reconciliation of changes in intangible assets
Beginning balance	646	497
Amortisation for year	78	75	181
Ending balance	771	646	497
Other intangibles | Cost
Disclosure of reconciliation of changes in intangible assets
Beginning balance	2,707	2,442	2,611
Additions through business combinations	56	35	46
Additions, separately acquired	150	200	12
Disposals			(105)
Exchange and other adjustments	(13)	30	(122)
Ending balance	2,900	2,707	2,442
Other intangibles | Amortisation and impairment losses
Disclosure of reconciliation of changes in intangible assets
Beginning balance	(2,061)	(1,945)	(1,863)
Amortisation for year	78	75	181
Impairment charges	3		82
Disposals			105
Exchange and other adjustments	13	(41)	76
Ending balance	(2,129)	(2,061)	(1,945)
Software development costs
Disclosure of reconciliation of changes in intangible assets
Beginning balance	502	417
Amortisation for year	84	80	76
Ending balance	672	502	417
Software development costs | Cost
Disclosure of reconciliation of changes in intangible assets
Beginning balance	1,575	1,395	1,432
Additions, separately acquired	290	170	105
Disposals	(285)	(14)	(36)
Exchange and other adjustments	(50)	24	(106)
Ending balance	1,530	1,575	1,395
Software development costs | Amortisation and impairment losses
Disclosure of reconciliation of changes in intangible assets
Beginning balance	(1,073)	(978)	(1,002)
Amortisation for year	84	80	76
Impairment charges	2
Impairment reversals			(17)
Disposals	283	12	20
Exchange and other adjustments	18	(27)	63
Ending balance	$ (858)	$ (1,073)	$ (978)